Net Defined Benefit Liabilities And Assets_Changes In The Net Defined Benefit Liabilities(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	₩ 96,299,000,000		₩ 73,197,000,000
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	208,037,000,000		192,010,000,000	₩ 185,710,000,000
Interest cost (income)	4,108,000,000		1,674,000,000	2,219,000,000
Past service cost	21,356,000,000		4,408,000,000	(47,000,000)
Gain or loss on settlement	0		(396,000,000)	0
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	22,878,000,000		2,281,000,000
Actuarial gains and losses by changes in financial assumptions	(86,459,000,000)		(37,085,000,000)
Actuarial gains and losses by experience adjustments	17,541,000,000		7,017,000,000
Return on plan assets (excluding amounts included in interest income)	16,220,000,000		11,071,000,000	12,051,000,000
Contributions
The Group	(230,785,000,000)		(162,547,000,000)
Employees	0		(3,106,000,000)
Payments from plans (benefit payments)	(119,000,000)		0
Payments from the Group	(23,779,000,000)		(9,837,000,000)
Transfer in	221,000,000		83,000,000
Transfer out	(40,000,000)		(17,000,000)
Effect of exchange rate changes	(25,000,000)		18,000,000
Effect of business combination and disposal of business	105,156,000,000		17,528,000,000
Others	3,199,000,000		0
Ending	₩ 153,808,000,000	[1]	96,299,000,000	73,197,000,000
Description of type of plan	The Group operates defined benefit plans which have the following characteristics: The Group has the obligation to pay the agreed benefits to all its current and former employees.
Description of risks to which plan exposes entity	Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods. The net defined benefit obligation is calculated using the Projected Unit Credit method, the PUC. Data used in the PUC such as interest rates, future salary increase rate, mortality rate and consumer price index are based on observable market data and historical data which are updated annually. Actuarial assumptions may differ from actual results, due to changes in the market, economic trends and mortality trends which may impact defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.
Present value of defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	₩ 1,576,003,000,000		1,413,600,000,000
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	208,037,000,000		192,010,000,000
Interest cost (income)	40,351,000,000		34,885,000,000
Past service cost	21,356,000,000		4,408,000,000
Gain or loss on settlement			(396,000,000)
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	22,878,000,000		2,281,000,000
Actuarial gains and losses by changes in financial assumptions	(86,459,000,000)		(37,085,000,000)
Actuarial gains and losses by experience adjustments	17,541,000,000		7,017,000,000
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions
The Group	0		0
Employees	0		0
Payments from plans (benefit payments)	(216,817,000,000)		(52,508,000,000)
Payments from the Group	(23,779,000,000)		(9,837,000,000)
Transfer in	8,604,000,000		4,408,000,000
Transfer out	(8,712,000,000)		(4,897,000,000)
Effect of exchange rate changes	(25,000,000)		18,000,000
Effect of business combination and disposal of business	282,988,000,000		22,099,000,000
Others	25,000,000		0
Ending	1,841,991,000,000		1,576,003,000,000	1,413,600,000,000
Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	(1,479,704,000,000)		(1,340,403,000,000)
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	0		0
Interest cost (income)	(36,243,000,000)		(33,211,000,000)
Past service cost	0		0
Gain or loss on settlement			0
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	16,220,000,000		11,071,000,000
Contributions
The Group	(230,785,000,000)		(162,547,000,000)
Employees	0		(3,106,000,000)
Payments from plans (benefit payments)	216,698,000,000		52,508,000,000
Payments from the Group	0		0
Transfer in	(8,383,000,000)		(4,325,000,000)
Transfer out	8,672,000,000		4,880,000,000
Effect of exchange rate changes	0		0
Effect of business combination and disposal of business	(177,832,000,000)		(4,571,000,000)
Others	3,174,000,000		0
Ending	₩ (1,688,183,000,000)		₩ (1,479,704,000,000)	₩ (1,340,403,000,000)

[1]	The net defined benefit liabilities of ￦153,808 million is calculated by subtracting ￦894 million net defined benefit assets from ￦154,702 million net defined benefit liabilities